TPR Firm:	Edgemac	Date Submitted:	5/12/2022
Client Name:	BRAVO 2022-NQM2	Report:	Exception Report - Loan
Client Project:	BRAVO 2022-NQM2	Loans in report:	54

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
05/12/2022	22NQM2 - 504	XXX	XXX	XXX						Compensating Factors: 1. 5.547% DTI, 37.453% less than program guideline maximum DTI of 43.00% 2. 18 months reserves vs 3 months program guideline reserves requirement 3. 702 FICO, 22 points greater than program guideline minimum FICO of 680	5/23/2019	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
05/12/2022	22NQM2 - 505	XXX	XXX	XXX	1) Missing verification of self employment for a minimum of 2 continuous years using Business License, CPA Letter or Regulatory Agency. COMMENTS: IMDB and 1099 rcvd	1) The loan contains errors within one or more TRID disclosure. The Seller Paid fees on the Closing Disclosure (CD) in file dated XXX do not match the Seller Paid fees on the ALTA Settlement Statement in file dated XXX. Need Post Consummation Closing Disclosure with letter to borrower and proof of method of delivery reflecting all Seller Paid fees in Seller-Paid column of Borrower's CD.

2) Client Approved Exception: DTI is 55.149% vs program guideline maximum DTI of 50.00%Compensating Factors:1. 738 FICO, 58 points greater than program guideline minimum FICO of 6802. 14 months reserves vs 3 months program guideline reserves requirement 3. 5 years as self employed 4. 85.00% LTV, 5% less than program guideline maximum LTV of 90.00%
									COMMENTS: Client opted to waive guideline requirement.	Compensating Factors: 1. 738 FICO, 58 points greater than program guideline minimum FICO of 680 2. 14 months reserves vs 3 months program guideline reserves requirement 3. 5 years as self employed 4. 85.00% LTV, 5% less than program guideline maximum LTV of 90.00%	5/29/2019	Primary Residence	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 506	XXX	XXX	XXX	1) The loan contains errors within one or more TRID disclosure. Missing explanation letter to borrower and proof of method of delivery for Post Consummation CD in file dated XXX.
COMMENTS: //UPDATE 07/10/2019: Received Lender attestation, indicating XXX was not disclosed to the borrower; ComplianceEase was updated.

2) This loan failed TRID zero fee tolerance.  On the revised Loan Estimate (LE) in file dated XXX the "Broker Fee" increased without a valid Change of Circumstance, resulting in the below TRID Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $160.00.
COMMENTS: //UPDATE 06/18/2019: Received XXX COC for loan amount increase/lock.

3) Missing 2018 personal tax return filings of proof of extension.
COMMENTS: received 2018 tax extension filing	1) The loan contains errors within one or more TRID disclosure. On the Post Consummation Closing Disclosure issued XXX, under the "Loan Terms" section on Page 1, "Prepayment Penalty" reflects "No," however, there is a Prepayment Addendum to the Note in file dated 05/31/2019 and a Prepayment Rider attached to the Mortgage in file dated XXX. Need Post Consummation Closing Disclosure with letter to borrower and proof of method of delivery reflecting a Prepayment Penalty with re-opened rescission period.
COMMENTS: //UPDATE 07/10/2019: Re-opened rescission passed without incident.	1) The loan contains errors within one or more TRID disclosure. On CD issued XXX, under the Estimated Taxes, Insurance and Assessments section on page one, This estimate includes, Other is missing a description of the other assessments that are not in escrow. Need Post Consummation CD with a description of the other assessments that are not in escrow and explanation letter to borrower with proof of method of delivery of all to borrower.

2) XXX does not consider negative per diem interest as a credit against the total finance charge.  Please provide a PCCD with letter of explanation and proof of method of delivery to the borrower that discloses the prepaid interest amount in line F03 as $0.00 and use an offsetting lender credit in section H with a description of applicability to under disclosed finance charges to properly apply the credit and accurately disclose the credit to finance charges.TILA Post-Consummation Revised Closing Disclosure Lending PoliciesThis loan failed the TILA finance charge test.(12 CFR 1026.18(d)(1), transferred from 12 CFR 226.18(d)(1))The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $100.00.  Total under disclosed amount is -$423.50.

3) Missing 2018 W2 from XXX and current Pay stub covering 30 days with YTD earnings. //UPDATE 07/29:  Using only 2017 W-2 income, DTI is 214%, which exceeds guidelines and the Client approved exception of 55.372%.  2019 YTD Income Ledger from XXX shows borrower paid himself more wages.  Missing 2018 W-2 XXX or additional income documentation to support 55.372% DTI. ///  Recalculated income using 2017 earnings is $9,148.00/month and DTI of 58.53%
									COMMENTS: Client elected to waive	Compensating Factors: 1. 775 FICO, 75 points greater than program guideline minimum FICO of 680 2. 80.00 % LTV, 10% less than program guideline maximum LTV of 90.00% 3. Owner of a business for 5 years	6/13/2019	Primary Residence	MI	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 507	XXX	XXX	XXX	1) Seller Approved Exception: Allow use of rental income of $XXX per month Gross and $267 net from XXX for 2018 without being reported on 2018 1040s.Compensating Factors:1.643 credit score; 3 points above minimum credit score of 640 as required by guidelines 2.DTI of 46.44%, 3.56% lower than the max DTI of 50.00% as required in the guidelines3.Borrower has been in same line of work for the last 25 years
COMMENTS: Client elects to waive guideline requirement with compensating factors.

2) Seller Approved Exception: Less than 3 months seasoning. Home purchased on XXX via Hard Money loan. Current file closed 4/16/2019.Compensating Factors:1.643 credit score; 3 points above minimum credit score of 640 as required by guidelines 2.DTI of 46.44%, 3.56% lower than the max DTI of 50.00% as required in the guidelines3.Borrower has been in same line of work for the last 25 years
COMMENTS: Client elects to waive guideline requirement with compensating factors.

3) Seller Approved Exception: Qualify borrower using annual base pay from WVOE for borrower who recently started new job on XXX VS program requirement to evidence a minimum 30 days earnings.Compensating Factors:1.643 credit score; 3 points above minimum credit score of 640 as required by guidelines 2.DTI of 46.44%, 3.56% lower than the max DTI of 50.00% as required in the guidelines3.Borrower has been in same line of work for the last 25 years
COMMENTS: Client elects to waive guideline requirement with compensating factors.

4) Seller Approved Exception: Qualify borrower using potential bonus income of $XXX per month (30% of annual income) as per WVOE from new employer vs program requirement to qualify bonus income.Compensating Factors:1.643 credit score; 3 points above minimum credit score of 640 as required by guidelines 2.DTI of 46.44%, 3.56% lower than the max DTI of 50.00% as required in the guidelines3.Borrower has been in same line of work for the last 25 years
COMMENTS: Client elects to waive guideline requirement with compensating factors.

5) Adjustable Rate Mortgage Disclosure (ARM) is in file, however, it is not dated and signed on XXX which is outside the 3 day disclosure requirement.  Need proof issued within 3 business days of application.

6) Missing appraisal invoice to confirm Appraisal Fee of $150.00 as reflected on Closing Disclosure dated XXX.

7) Missing the following Federal and/or State specific disclosures:  e-Disclosure Consent/e-Sign Form completed prior to earliest signing event. (XXX)

8) Missing the following Federal and/or State specific disclosures:  PA Application Disclosure, PA Mortgage Loan Rate Lock Agreement and PA Notice Regarding Refund ability of Fees.

									9) Loan Estimate signed on XXX does not reflect the date issued.	Compensating Factors: 1. 643 credit score; 3 points above minimum credit score of 640 as required by guidelines 2. DTI of 46.44%, 3.56% lower than the max DTI of 50.00% as required in the guidelines 3. Borrower has been in same line of work for the last 25 years	6/10/2019	Primary Residence	PA	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG2	EG2	EG1	EG1
05/12/2022	22NQM2 - 508	XXX	XXX	XXX	1) Missing copy of cost to rebuild estimate from insurance company to confirm coverage listed of $XXX is sufficient. Current policy is short of minimum dwelling coverage of $XXX. Subject to recalculation of debt ratios.
COMMENTS: Updated Hazard Ins with $XXX dwelling + $XXX other structures.

2) This loan failed TRID zero fee tolerance.  On the revised Closing Disclosure (CD) in file dated XXX the "Points" increased to a final amount of $616.00 from the initial amount of $312.00 without a valid Change of Circumstance, resulting in the below TRID Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $304.00.
COMMENTS: //UPDATE 06/21/2019: Received XXX and XXX COC's addressing point increases.	1) Missing the following required Federal and/or State Disclosures: Loan Options Disclosure/Anti-Steering Options Disclosure.

2) CT Nonprime Home Loan Lending PoliciesThis loan failed the CT nonprime home loan test.  The loan is a nonprime home loan, as defined in the legislation.

									3) Loan is considered CT NonPrime Loan is missing the Additional Notice of Loan Terms Disclosure required by Conn. Gen. Stat. 36a-760a	Compensating Factors: 1. 9 months reserves, 6 months greater than program guideline 3 months reserves requirement 2. 678 FICO, 18 points greater than program guideline minimum FICO of 660 3. No public records 4. Owner of the same business for 2 years 5. 48.21% DTI, 1.79% less than program guideline maximum DTI of 50.00%	6/17/2019	Primary Residence	CT	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 509	XXX	XXX	XXX			1) Missing US Visa for both borrowers. COMMENTS: US VISA valid for both borrowers		1) The loan contains errors within one or more TRID disclosure. The Closing Disclosure dated XXX is Missing All of the Seller Paid fees reflected on the Sellers Closing Disclosure in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.	Compensating Factors: 1. 13.82% DTI, 36.18% less than program guideline maximum DTI of 50.00% 2. Owner of the same business for 2 years	6/18/2019	Second Home	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 510	XXX	XXX	XXX	1) There is a Warranty Deed in file, however, it is incomplete. Need fully executed Deed, inclusive of all dates and signatures. COMMENTS: 7/2/19: Received fully executed and notarized Warranty Deed.	1) Seller Approved Exception: DTI is 44.30% vs program guideline maximum DTI of 43.00%Compensating Factors: 1. 722 FICO, 42 points greater than program guideline minimum FICO of 6802. 26 months reserves, 23 months greater than program guideline 3 months requirement 3. Owner of the same business for 3 years
COMMENTS: Seller opted to waive requirement.

2) Seller Approved Exception: Allow both borrowers' to be treated as US Citizens vs program guideline that both borrowers' have USCIA issued EAD category CO8 Asylum applicants.Compensating Factors: 1. 722 FICO, 42 points greater than program guideline minimum FICO of 6802. 26 months reserves, 23 months greater than program guideline 3 months requirement 3. Owner of the same business for 3 years
									COMMENTS: Seller opted to waive requirement.	Compensating Factors: 1. 722 FICO, 42 points greater than program guideline minimum FICO of 680 2. 26 months reserves, 23 months greater than program guideline 3 months requirement 3. Owner of the same business for 3 years	6/27/2019	Primary Residence	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
05/12/2022	22NQM2 - 511	XXX	XXX	XXX					1) Missing the following required Federal and/or State Disclosures: TX Mortgage Company Disclosure.	Compensating Factors: 1. 20.20% DTI, 22.80% less than program guideline maximum DTI of 43.00% 2. Owner of the same business for 14 years 3. 700 FICO, 20 points greater than program guideline minimum FICO of 680 4. 5 months reserves, 2 months greater than program guideline 3 months reserves requirement	7/5/2019	Primary Residence	TX	XXX	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
05/12/2022	22NQM2 - 512	XXX	XXX	XXX						Compensating Factors: 1. 740 FICO, 40 points greater than program guideline minimum FICO of 700 2. 21 years with same employer 3. 110 months reserves, 105 months greater than program guideline 5 months reserves requirement (including investment property) 4. 42.74% DTI, 7.26% less than program guideline maximum DTI of 50.00%	7/16/2019	Investment Property	MO	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
05/12/2022	22NQM2 - 513	XXX	XXX	XXX	1) Missing evidence XXX account ending in XXX with a monthly payment of $28.00 was paid at closing. Debt to income ratio is subject to recalculation.
COMMENTS: 7/30/19: Received letter from XXX Bank verifying account had zero balance as of XXX.	1) The loan contains errors within one or more TRID disclosure. The Closing Disclosure (CD) in file dated XXX is missing all of the Seller Paid fees according to the Final Combined Closing Statement in file dated XXX. Need Post Consummation Closing Disclosure with letter to borrower and proof of method of delivery reflecting all Seller Paid fees in Seller-Paid column of Borrower's CD.

2) Missing verification of self employment for a minimum of 2 continuous years as a XXX using Business License, CPA Letter or Regulatory Agency. \\\Update 8/13/2019  There is no documentation to evidence the borrower has been continuously self-employed for 2 years as a XXX. The LOE provided reflects that the borrower took time off from this position to address personal matters.Compensating Factors:1. 801 credit score; 161 points greater than 640 program requirement2. borrower has been self-employed for the past 12 years as a XXX with XXX 3. Perfect credit history since inception of earliest account openedXXX 4. No Public Records

									3) Debt to income ratio of 54.56% exceeds maximum allowed. The November 2018 bank statement from XXX account ending in 0075 reflected a transfer of $1,000.00 that was not backed out of the borrower's income calculation. Additionally, the borrower was qualified paying off 2 revolving accounts at closing. Settlement statement reflected only 1 of 2 revolving accounts were paid in full. //UPDATED 07/30 - Received verification additional revolving debt was paid prior to closing. Revised DTI is 53.45%. Exception form allows for max 52.50% DTI.Compensating Factors:1. 801 credit score; 161 points greater than 640 program requirement2. borrower has been self-employed for the past 12 years as a XXX with XXX3. Perfect credit history since inception of earliest account opened XXX 4. No Public Records	Compensating Factors: 1. 801 credit score; 161 points greater than 640 program requirement 2. borrower has been self-employed for the past 12 years as a Hair Stylist with Tanya Grey 3. Perfect credit history since inception of earliest account opened 2/1998 4. No Public Records	7/24/2019	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 514	XXX	XXX	XXX	1) //UPDATE 08/01/2019: The appraisal report was received and now reflects Fort XXX County. However, page 2 of the Deed of Trust still reflects XXX County. Need Lender's Attestation with evidence Deed of Trust recorded in XXX County. The Deed of Trust dated XXX on Page 2 of 16 reflects property in XXX County, however, the Legal Description on Page 11 reflects the property is in XXX County. The Appraisal in file shows on page 1, that property is in XXX County, however on page 27, the Tax sheet reflects the property is in XXX County. The Tax Record Information sheet reflects Fort XXX County as well as XXX Zip code Directory. Need Lender's Attestation regarding the error and corrections to Deed of Trust and Appraisal. Need explanation letter to borrower and proof of method of delivery.
COMMENTS: Received notice of correction changing the recorded DOT to XXX county from XXX County.	1) The loan contains errors within one or more TRID disclosure. The Closing Disclosure in file dated XXX is Missing All of the Seller Paid fees reflected on the Final Settlement Statement in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
								COMMENTS: //UPDATE 07/29/2019: Received PCCD with borrower letter and proof of delivery, reflecting seller-paid fees.	1) Missing the following Federal and/or State specific disclosures: Loan Options Disclosure/Anti-Steering Options Disclosure and TX Mortgage Company Disclosure.	Compensating Factors: 1. 21 months reserves, 18 months greater than program guideline 3 months reserves requirement 2. 13.843% lower than program guideline maximum DTI of 43.00% 3. Owner of the same business for 4 years	7/24/2019	Primary Residence	TX	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 515	XXX	XXX	XXX	1) The Licensing/Registration check returned the following results as of the application date of XXX: Loan Originator's NMLS #XXX reflects Loan Originator is NOT Authorized to Represent Loan Originator Company NMLS #XXX.
COMMENTS: validated LO is showing license with lender. ALso shows authorized to conduct business. OK to clear	1) The loan contains errors within one or more TRID disclosure. The Closing Disclosure in file dated XXX is Missing All of the Seller Paid fees reflected on the Final Settlement Statement in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
								COMMENTS: //UPDATE 08/09/2019: Received Seller CD with PCCD, borrower letter, and proof of delivery, reflecting seller paid fees. The fees listed on the Seller CD and PCCD reconcile.	1) Missing Loan Options Disclosure/Anti-Steering Options Disclosure.	Compensating Factors: 1. 10.618% DTI, 32.382% less than program guideline maximum DTI of 43.00% 2. 16 months reserves, 13 months greater than program guideline 3 months reserves requirement 3. Owner of the same business for 3 years 4. No public records	8/5/2019	Primary Residence	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 516	XXX	XXX	XXX	1) Missing 12 months bank statements used to calculate the borrower's qualifying income of $XXX. Subject to further review and conditions.
COMMENTS: 08/07/2019: Received 12 months bank statements to calculate income.	1) //UPDATE 08/06/2019: Received Seller CD; however, the final Closing Disclosure dated XXX is missing the seller fees. Need Post Consummation Closing Disclosure (PCCD) with letter to borrower and proof of method of delivery reflecting all seller-paid fees on the PCCD. Missing Seller's Closing Disclosure /Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Post Consummation CD in file dated XXX. If fees not confirmed, will Need a Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: //UPDATE 08/08/2019: Received PCCD with borrower letter, proof of delivery, and Seller CD - seller fees reconcile between Seller CD and PCCD.

2) The loan contains errors within one or more TRID disclosure. The Closing Disclosure in file dated XXX reflects Title - Settlement Fee paid to XXX for $695.00 listed in Section C and need to be moved to Section B per the Service Providers List.  Need Post Consummation Closing Disclosure, with borrower explanation letter and proof of delivery, reflecting the Title - Settlement Fee in Section B.
								COMMENTS: //UPDATE 08/09/2019: Received PCCD with borrower letter and proof of delivery, showing $695.00 Settlement Fee only listed in Section B.		Compensating Factors: 1. 49.045% LTV, 30.955% less than program guideline maximum LTV of 80.00% 2. 33 months reserves, 29 months greater than program guideline 4 months reserves requirement 3. Owner of the same business for 25 years 4. Excellent mortgage payment history 5. No public records	8/5/2019	Second Home	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 517	XXX	XXX	XXX	1) This loan failed TRID zero fee tolerance. Points increased on Loan Estimate dated XXX and Appraisal Fee increased on Closing Disclosure dated XXX without a Valid Change of Circumstance results in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.
COMMENTS: //UPDATE 08/13/2019: Received XXX COC reflecting the re-lock with terms as reflected on the XXX LE. With the COC accounted for, the loan met the TRID reimbursement test.

2) This loan failed TRID zero fee tolerance.  Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1 This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $37.15, is noFt sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $179.48.
COMMENTS: //UPDATE 08/13/2019: Received XXX COC for loan re-loc as reflected on the XXX LE. The loan now passes TRID reimbursement test.

3) Missing XXX bank statement from XXX account ending in XXX. Loan is subject to income recalculation
COMMENTS: 8/13/19: Received XXX bank statement. DTI within guidelines.

4) Missing evidence of gift funds transfer of $XXX with copy of borrower's deposit slip, donor's check to the closing agent, or settlement statement showing receipt of the donors check. /// UPDATED 8/20/19: duplicate copy of XXX XXX (donor account) has been received. Wire to escrow from borrower's account has been received. Still missing evidence the donor's give was wired to the borrower's account. // UPDATED 9/10/2019: Received New gift letter amending gift amount to $XXX and borrower statement showing receipt of the $XXX dated XXX. New reserves calculation now short: Total assets $XXX (XXX XXX - includes $XXX gift funds) less total cash into transaction $XXX = shortage $XXX /// UPDATE 9/12/2019 Received XXX XXX end date XXX. Used available bal of $XXX as of XXX (prior to close of loan). Updated asset calc: $XXXX (includes gift funds of $XXX) less total cast into transaction $XXX = net reserves $XXX and insufficient to meet 3 month requirement. \\\\ Update 9/19/2019 Client exception for reserves received.	1) Client approved exception due to credit score is 671 vs program requirement of 680Compensating Factors:1. Owner of the same business for 30 years2. No public records3. All tradelines paid as agreed since earliest account inception dated XXX
COMMENTS: 8/8/19: Client elects to waive guideline requirement with compensating factors.

									2) Client approved exception for reserves not meeting program requirements. Compensating Factors:1. Owner of the same business for 30 years2. No public records3. All tradelines paid as agreed since earliest account inception dated XXX	Compensating Factors: 1. Owner of the same business for 30 years 2. No public records 3. All tradelines paid as agreed since earliest account inception dated 07/2003	8/8/2019	Primary Residence	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
05/12/2022	22NQM2 - 518	XXX	XXX	XXX	1) Missing copy of Hazard Insurance policy for property located at XXX. Subject to recalculation of debt ratios.	1) Client approved exception due to loan amount is $XXX vs program minimum of $XXX Compensating Factors:1. 27.00% DTI, 23% less than program guideline maximum DTI of 50.00%2. 66 months , 61 months greater than program guideline 5 months reserves requirement3. Owner of the same business for 20 years4. No public records5. Excellent mortgage payment history since XXX
									COMMENTS: 08/09/2019: Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. 27.00% DTI, 23% less than program guideline maximum DTI of 50.00% 2. 66 months , 61 months greater than program guideline 5 months reserves requirement 3. Owner of the same business for 20 years 4. No public records 5. Excellent mortgage payment history since 02/1994	8/8/2019	Primary Residence	TX	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
05/12/2022	22NQM2 - 519	XXX	XXX	XXX	1) Missing appraisal invoice to confirm Appraisal Fee of $580.00 as reflected on Final Closing Disclosure dated XXX.
								COMMENTS: //UPDATE 08/09/2019: Received PCCD with borrower letter and proof of delivery, reflecting the correct POC appraisal fee amount.	1) The loan contains errors within one or more TRID disclosure. The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Alta Settlement Statement in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees per Alta Settlement Statement.	Compensating Factors: 1. 732 credit score; 52 points above minimum credit score of 680 as required by guidelines 2. DTI of 35.42%, 7.58% lower than the max DTI of 43.00% as required in the guidelines 3. 15 months reserves; 9 months greater than 6 months reserve requirement 4. Borrower has been self-employed for the last 16 years 5. No public records	8/2/2019	Primary Residence	LA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 520	XXX	XXX	XXX					1) Missing Loan Options Disclosure/Anti-Steering Options Disclosure.	Compensating Factors: 1. 22.02% DTI, 27.98% less than program guideline maximum DTI of 50.00% 2. 80.00% LTV, 5% less than program guideline maximum LTV of 85.00% 3. 647 FICO scores, 7 points greater than program guideline minimum FICO scores of 640 4. No public records	8/8/2019	Primary Residence	FL	XXX	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
05/12/2022	22NQM2 - 521	XXX	XXX	XXX	1) This loan failed TRID zero fee tolerance. On the revised Loan Estimate (LE) in file dated XXX the "Lender Credits" decreased without a valid Change of Circumstance, resulting in the below TRID Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2This loan failed the lender credits that cannot decrease test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($903.00). The total tolerance violation is 903.00.This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $147.13, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $903.00. The total tolerance violation is -$755.87.
COMMENTS: //UPDATE 08/13/2019: Received XXX COC reflecting loan lock and terms match XXX LE.

2) Missing evidence as to who the XXX, account ending XXX, belongs to. The online printouts in file do not reflect the name of the owner of the account. Subject to recalculation of assets.
COMMENTS: Condition cleared

3) Missing source of the following large deposits into borrower's XXX, account ending XXX: $XXX on XXX. Subject to recalculation of assets.
							COMMENTS: 8/16/19: Received XXX statement sourcing $XXX transfer.		1) The loan contains errors within one or more TRID disclosure. The Seller Paid fees on the Closing Disclosure (CD) in file dated XXX do not match the Seller Paid fees on the ALTA Settlement Statement in file dated XXX. Need Post Consummation Closing Disclosure with letter to borrower and proof of method of delivery reflecting all Seller Paid fees in Seller-Paid column of Borrower's CD.	Compensating Factors: 1. 754 credit score; 94 points above minimum credit score of 660 as required by guidelines 2. 57 months reserves; 54 months greater than 3 months reserve requirement 3. Housing history is 0x30 for 12 months	8/12/2019	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 522	XXX	XXX	XXX	1) Missing the following Federal and/or State specific disclosures: IL Loan Brokerage Agreement and IL Loan Brokerage Disclosure Statement.

									2) The loan contains errors within one or more TRID disclosure. The Closing Disclosure datedXXX is Missing All of the Seller Paid fees reflected on the Sellers Closing Disclosure in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.	Compensating Factors: 1. 16.648% DTI, 33.352% less than program guideline maximum DTI of 50.00% 2. 533 months reserves, 530 months greater than program guideline 3 months reserves requirement 3. 783 FICO scores, 103 points greater than program guideline minimum FICO scores of 680 4. No public records 5. Excellent mortgage payment history	8/9/2019	Primary Residence	IL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 523	XXX	XXX	XXX			1) Missing monthly tax obligation for the rental property located at XXX in XXX. Subject to recalculation of debt to income ratio COMMENTS: 8/15/19: Received county printout with proof of taxes.		1) The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.	Compensating factors 1. FICO of 770 is 150 greater than the minimum of 620 required by the lender guidelines 2. No public records 3. 0x30 housing history for 12 months	8/13/2019	Primary Residence	RI	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG2	EG2	EG1	EG1
05/12/2022	22NQM2 - 524	XXX	XXX	XXX			1) Missing documentation to evidence that the property located at XXX in XXX TX has been sold. Subject to the recalculation of the debt to income ratio.		1) The loan contains errors within one or more TRID disclosure. The Closing Disclosure (CD) in file dated XXX is missing all of the Seller Paid fees according to the Seller's Closing Disclosure in file dated XXX. Need Post Consummation Closing Disclosure with letter to borrower and proof of method of delivery reflecting all Seller Paid fees in Seller-Paid column of Borrower's CD.	Compensating Factors: 1. 653 credit score; 13 points above minimum credit score of 640 as required by guidelines 2. Mortgage history is 0x30 for 12 months 3. No public records 4. Borrower has been self-employed for the last 3 years 5. DTI ratio of 24.39%; 25.61% less than 50% maximum	8/19/2019	Primary Residence	TX	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 525	XXX	XXX	XXX	1) The Closing Disclosure dated XXX is Missing All of the Seller Paid fees reflected on the Final Settlement Statement in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.

									2) Missing the following Federal and/or State specific disclosures: Loan Options Disclosure/Anti-Steering Disclosure.	Compensating Factors: 1. 690 credit score; 10 points above minimum credit score of 680 as required by guidelines 2. 53.333% LTV; 31.667% below 85% maximum 3. No public records 4. Borrower has been employed for the last 10.5 years 5. DTI ratio of 46.46%; 3.54% less than 50% maximum	8/16/2019	Primary Residence	GA	XXX	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
05/12/2022	22NQM2 - 526	XXX	XXX	XXX	1) This loan failed TRID zero fee tolerance. Broker Fee changed from Indirect to Broker Fee Paid on Closing Disclosure dated XXX without a Valid Change of Circumstance results in the below TRID tolerance violation. Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $125.00, is notsufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.
COMMENTS: //UPDATE 08/15/2019: Received XXX COC for pricing change to borrower-paid origination fee.	1) The loan contains errors within one or more TRID disclosure. The Closing Disclosure dated XXX is Missing All of the Seller Paid fees reflected on the Final Settlement Statement in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
								COMMENTS: //UPDATE 08/15/2019: Received PCCD with borrower letter and proof of delivery, reflecting seller-paid fees.	1) Missing the following Federal and/or State specific disclosures: TX Mortgage Company Disclosure.	Compensating Factors: 1. 700 credit score; 20 points above minimum credit score of 680 as required by guidelines 2. 7 months reserves; 4 months greater than 3 months reserve requirement 3. DTI of 32.09%, 10.91% lower than the max DTI of 43.00% as required in the guidelines	8/12/2019	Primary Residence	TX	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 527	XXX	XXX	XXX	1) This loan failed TRID zero fee tolerance. Lender Credit was removed on Loan Estimate dated XXX without a Valid Change of Circumstance results in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the lender credits that cannot decrease test. ( 12 CFR 1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specificand non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits($2,794.00)
COMMENTS: //UPDATE 08/21/2019: Received XXX COC reflecting relock at PAR/no lender credit.	1) The Closing Disclosure dated XXX is Missing All of the Seller Paid fees reflected on the Final Settlement Statement in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.

									2) Missing the following Federal and/or State specific disclosures: NJ Attorney Fee Notice and NJ Mortgage Broker Agreement.	Compensating Factors: 1. 121 months reserves, 118 months greater than program guideline 3 months reserves requirement 2. 74.874% LTV, 10.126% less than program guideline maximum LTV of 85.00% 3. 732 FICO, 12 points greater than program guideline minimum FICO of 720 4. 42.25% DTI, 7.75% less than program guideline maximum DTI of 50.00%	8/19/2019	Second Home	NJ	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 528	XXX	XXX	XXX	1) Mortgage in File dated XXX is missing the Legal Description reflected as Exhibit A on page 2 of 10. Need complete copy of Mortgage inclusive of all pages including Legal Description, signed and notarized.
COMMENTS: //UPDATE 08/20/2019: Received all pages of mortgage with legal description.

2) This loan failed TRID timing of disclosures.  Missing proof of consumer's receipt of Initial Closing Disclosure provided reflecting a Date Issued of XXX and a Closing Date of XXX results in the below TRID timing violation.  Initial Closing Disclosure Timing Requirements -XXX This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR 1026.19(f)(1)(ii))The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction. The creditor shall ensure that the consumer receives the disclosures required under paragraph 1026.19(f)(1)(i) no later than three business days before consummation.
COMMENTS: //UPDATE 08/19/2019: Received XXX Disclosure Tracking.	1) Missing appraisal invoice to confirm Appraisal Fee of $425.00 as reflected on Final Closing Disclosure dated XXX.

2) Client approved exception for DTI ratio of 45.46% is higher than the 43% maximum.Compensating Factors:1. 694 credit score; 14 points above minimum credit score of 680 as required by guidelines2. Mortgage history is 0x30 for 12 months  3. No public records4. Borrower has been self-employed for the last 5 years
									COMMENTS: Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. 694 credit score; 14 points above minimum credit score of 680 as required by guidelines 2. Mortgage history is 0x30 for 12 months 3. No public records 4. Borrower has been self-employed for the last 5 years	8/16/2019	Primary Residence	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 529	XXX	XXX	XXX	1) Seller Approved Exception: 100% of the earnest money deposit and funds to close are coming from a gift vs program requirement that at least 5% of the purchase transaction must be from borrower's own funds when there is a non-occupant co-borrowerCompensating Factors:1. 23.36% DTI, 26.64% less than program guideline maximum DTI of 50.00%2. 670 FICO score, 30 points greater than program guideline minimum FICO of 6403. 45 months reserves, 40 months greater than program guideline 5 months reserves requirement4. No public records for both borrowers
									COMMENTS: Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. 23.36% DTI, 26.64% less than program guideline maximum DTI of 50.00% 2. 670 FICO score, 30 points greater than program guideline minimum FICO of 640 3. 45 months reserves, 40 months greater than program guideline 5 months reserves requirement 4. No public records for both borrowers’	8/22/2019	Primary Residence	IN	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
05/12/2022	22NQM2 - 530	XXX	XXX	XXX	1) Missing satisfactory mortgage rating 1x30 for past 12 months for the borrowers' departing residence located at XXX OK XXX	1) This loan failed TRID zero fee tolerance. Appraisal Fee, Document Preparation Fee and Misc Charges all increased on Closing Disclosure dated XXX without a Valid Change of Circumstance results in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $86.50.This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $69.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $86.50. After the $69.00 Lender Credit was applied, the remaining tolerance violation is $17.50.
COMMENTS: //UPDATE 09/03/2019: Received PCCD, borrower letter, reimbursement check, and proof of delivery.	1) Seller Approved Exception: Allow funds for down payment and closings costs coming from borrower's business account vs program requirement that if funds in a business bank or brokerage account have not been transferred to the borrowers personal accounts, such funds may not be included in down payment and closing fundsCompensating Factors:1. 23.75% DTI, 19.25% less than program guideline maximum DTI of 43.00%2. Owner of the same business for 8 years3. No public records

2) Seller Approved Exception: Credit Score is 674 vs program requirement of 680Compensating Factors:1. 23.75% DTI, 19.25% less than program guideline maximum DTI of 43.00%2. Owner of the same business for 8 years3. No public records

									3) The loan contains errors within one or more TRID disclosure. The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Alta Settlement Statement in file dated Seller's Closing Disclosure in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.	Compensating Factors: 1. 23.75% DTI, 19.25% less than program guideline maximum DTI of 43.00% 2. Owner of the same business for 8 years 3. No public records	8/26/2019	Primary Residence	OK	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 531	XXX	XXX	XXX	1) This loan failed TRID zero fee tolerance. Mortgage Broker Fee increased on Loan Estimate dated XXX without a Valid Change of Circumstance results in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $40.00.
COMMENTS: //UPDATE 08/26/2019: Received XXX COC.

2) This loan failed TRID zero fee tolerance.  Lender Credit was removed on Loan Estimate dated XXX without a Valid Change of Circumstance results in the below TRID tolerance violation.This loan failed the lender credits that cannot decrease test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,890.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.  An estimated closing cost disclosed pursuant to 1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under 1026.19(e)(1)(i). This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $20.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $1,930.00.  Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under 1026.19(e)(3)(i) or (ii), the creditor complies with 1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with 1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.
COMMENTS: //UPDATE 08/26/2019: Received XXX COC.

3) Missing verification of self employment for a minimum of 2 continuous years using Business License, CPA Letter or Regulatory Agency for XXX.

4) Missing a satisfactory mortgage or rent rating 1x30 for past 12 months is required for the primary borrower's XXX. The primary borrower's indicates that he has owned a primary residence for 4 years; however, the XXX  report and Credit Report indicates that the primary residence was purchase on XXX

5) Missing July 2018 statement from XXX account ending in XXX. Guidelines required 12 month period preceding the month of the borrower's initial loan application. Loan is subject to income recalculation

6) Recalculated income of $XXX resulted in a DTI of 70.38% which exceeded loan program guideline maximum DTI of 50.00%. The schedule K1 in file indicate 50% ownership; however, the Lender calculated the income at 100% ownership // UPDATED 9/4/2019: Secretary of State Certificate of Limited Partnership does not overcome the verified 50% ownership percentage reflected on the 2017 K1 statement. The K1 statement shows the same ownership percentage at the beginning and ending of 2017. \\\ Update 9/5/2019 Need 2017 K-1 to evidence that XXX is a 50% owner in XXX. The Cert of limited partnership does not reflect the ownership interest of XXX in XXX.	1) Lender over disclosed ETIA/Escrow collection on Final CD dated XXX. Total ETIA and monthly escrow totals should be $463.61 not $759.62. Hazard Insurance premium of $XXX monthly is $XXX. For Taxes, used Tax Information Sheet, shows annual Property tax amount of $XXX monthly $XXX. HOA monthly $XXX. Adding these three monthly amounts equals $463.61. NEED PCCD correcting escrows/ETIA, along with letter of explanation and proof of method of delivery to borrower.
COMMENTS: //UPDATE 09/13/2019: Received PCCD with borrower letter and proof of delivery.	1) Missing the following Federal and/or State specific disclosures: NV Disclosure of Fees Earned by Mortgage Broker.

2) The loan contains errors within one or more TRID disclosure. Ticor Title of Nevada, Inc. title fees listed in Section C should be listed in Section B as Ticor Title of Nevada, Inc. was listed on the Written List of Service Providers. Need Post Consummation Closing Disclosure with borrower letter and proof of delivery, listing the aforementioned fees in Section B.

									3) Seller Approved Exception: LTV is 82.00% vs program maximum of 80.00%Compensating Factors:1. 113 months reserves, 102 months greater than program guideline 11 months reserves requirement (3 for subject and 8 for rental properties)2. 732 FICO, 72 points greater than program guideline minimum FICO of 6603. No public records	Compensating Factors: 1. 113 months reserves, 102 months greater than program guideline 11 months reserves requirement (3 for subject and 8 for rental properties) 2. 732 FICO, 72 points greater than program guideline minimum FICO of 660 3. No public records	8/22/2019	Second Home	NV	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 532	XXX	XXX	XXX	1) This loan failed TRID zero fee tolerance. Appraisal Fee increased on Loan Estimate dated XXX without a Valid Change of Circumstance results in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $25.00.
								COMMENTS: //UPDATE 09/03/2019: Received PCCD, borrower letter, reimbursement check, and proof of delivery.	1) //UPDATE 09/03/2019: Received PCCD with borrower letter and proof of delivery, reflecting seller-paid fees. However, the total seller-paid fees do not match the seller-paid fees as listed on the XXX Alta Settlement Statement - variance due to $375.00 Title - Settlement Fee. Need Post Consummation Closing Disclosure with borrower letter and proof of delivery, or Client may choose to waive. The Closing Disclosure dated XXX is Missing almost all of the Seller Paid fees reflected on the Final Settlement Statement in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.	Compensating Factors: 1. 771 credit score; 51 points above minimum credit score of 720 as required by guidelines 2. No public records 3. Borrower has been self-employed for the last 7.25 years 4. DTI ratio of 39.91%; 10.09% less than 50% maximum	8/28/2019	Primary Residence	MD	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 533	XXX	XXX	XXX	1) The Mortgage is missing the notary date and signature.
COMMENTS: //UPDATE 08/29/2019: Received all pages of the mortgage with riders.

2) Missing the January 2019 bank statement for the borrower's account XXX with XXX to support income used to qualify.

							3) Missing signed letter of explanation and source of all of the transfer credit deposits into the borrower's XXX account dated XXX ending in XXX. Statement does not show origination of the transfer credits. Subject to re-calculation of assets upon receipt.		1) The loan contains errors within one or more TRID disclosure: The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Alta Settlement Statement in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.	Compensating factos 1. FICO 677 is 17 points greater than the minimum of 660 required by the guidelines 2. No public records 3. 0x30 housing history for 22 months	8/28/2019	Primary Residence	TN	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 534	XXX	XXX	XXX	1) Missing Grant Deed to confirm vesting.
COMMENTS: //UPDATE 09/05/2019: Received executed and notarized Warranty Deed.

							2) Lender to provide evidence of monthly obligations for HOA dues for the property located at XXX		1) Seller Approved Exception: Borrower has 1 active tradeline and 1 inactive tradeline for at least 12 months vs program minimum requirement of 2 active tradelines and 1 inactive tradeline for at least 12 monthsCompensating Factors:1. 32.25% DTI, 17.75% less than program guideline maximum DTI of 50.00%2. 60.00% LTV, 30% less than program guideline maximum LTV of 90.00%3. 750 FICO Score, 70 points greater than program guideline minimum FICO of 6804. 9 months reserves, 6 months greater than program guideline 3 months reserves requirement	Compensating Factors: 1. 32.25% DTI, 17.75% less than program guideline maximum DTI of 50.00% 2. 60.00% LTV, 30% less than program guideline maximum LTV of 90.00% 3. 750 FICO Score, 70 points greater than program guideline minimum FICO of 680 4. 9 months reserves, 6 months greater than program guideline 3 months reserves requirement	8/30/2019	Primary Residence	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG2	EG1	EG1	EG1
05/12/2022	22NQM2 - 535	XXX	XXX	XXX			1) Missing required signed 4506-T\\\\Update 9/10/2019 4506 is not complete. The tax years requested has not been completed.		1) Seller Approved Exception: Borrower has only been on title and deed for the past 2.5 months (the subject property was in probate. Borrower took ownership of the subject as trustee of the estate on XXX and was added to title and deed at that time). VS program requirement that at least one borrower must have been on title and deed for at least 90 days preceding the date of the new loanCompensating Factors:1. 34.68% DTI, 15.32% less than program guideline maximum DTI of 50.00%2. 108 months, 105 months greater than program guideline 3 months reserves requirement3. Employed with the same employer for the past 8 years4. No public records5. 635 FICO Score, 15 points greater than program guideline minimum FICO of 620	Compensating Factors: 1. 34.68% DTI, 15.32% less than program guideline maximum DTI of 50.00% 2. 108 months, 105 months greater than program guideline 3 months reserves requirement 3. Employed with the same employer for the past 8 years 4. No public records 5. 635 FICO Score, 15 points greater than program guideline minimum FICO of 620	9/4/2019	Primary Residence	MD	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
05/12/2022	22NQM2 - 536	XXX	XXX	XXX					1) The loan contains errors within one or more TRID disclosure. The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.	Compensating Factors: 1. 31.81% DTI, 18.19% less than program guideline maximum DTI of 50.00% 2. 80.00% LTV, 10.00% less than program guideline maximum LTV of 90.00% 3. 12 months reserves, 9 months greater than program guideline 3 months reserves requirement 4. 716 FICO scores, 36 points greater than program guideline minimum FICO scores of 680 5. Owner of the same business for 14 years	9/6/2019	Primary Residence	GA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 537	XXX	XXX	XXX	1) Per appraisal, "The improvement has been modified to function as a SFR w/Accessory unit; no permits were pulled per the XXX permits division". This is considered a health and safety issue as the Accessory unit may not be up to local code. Since the unit is given value within the appraisal a permit to determine the safety of the unit is recommended.
COMMENTS: Addendum  was provided

2) Missing XXX statement account ending in XXX . Loan is subject to income recalculation	1) Missing signed Lender's explanation for incomplete Closing Disclosure in file, as it is not marked as "Draft" or "Preliminary".

									2) Seller Approved Exception: Allow down payment and closing costs paid with borrowers business funds vs program requirement that business funds used for down payment and/or closing costs must be transferred to borrowers personal accountCompensating Factors:1. Owner of the same business for the past 16 years2. 769 FICO Scores, 49 points greater than the program guideline minimum FICO of 7203. 41.09% DTI, 8.91% less than program guideline maximum DTI of 50.00%4. 12 months reserves, 7 months greater than program guideline 5 months reserves requirement	Compensating Factors: 1. Owner of the same business for the past 16 years 2. 769 FICO Scores, 49 points greater than the program guideline minimum FICO of 720 3. 41.09% DTI, 8.91% less than program guideline maximum DTI of 50.00% 4. 12 months reserves, 7 months greater than program guideline 5 months reserves requirement	9/13/2019	Primary Residence	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG2	EG2	EG3	EG1
05/12/2022	22NQM2 - 538	XXX	XXX	XXX	1) Missing Grant Deed to confirm vesting.
COMMENTS: received Grant Deed and ownership ties out

2) //UPDATE 09/19/2019: Received XXX Change of Circumstance; however, COC is insufficient due to the following: The XXX COC stated reason for change was loan was locked due to an interest rate-dependent charge. However, the XXX and XXX Loan Estimates showed that the loan was already locked prior to XXX, and the lock expiration date noted on the XXX Loan Estimate was the same lock expiration date as disclosed on the XXX and XXX Loan Estimates. The XXX COC does not accurately address the reason for the COC as it relates to the XXX LE changes. This loan failed TRID zero fee tolerance.  Lender Credit decreased on XXX without a valid Change of Circumstance results in the below TRID tolerance violation. This loan failed the lender credits that cannot decrease test. ( 12 CFR 1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specificand non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits($1,321.00).
COMMENTS: received rate lock forms that disclose the adjustments in pricing after initial lock.

3) Missing required appraisal CDA for the lower value appraisal at $XXX on XXX.

4) //UPDATE 09/19/2019: Received XXX Change of Circumstance; however, COC is insufficient due to the following: The XXX COC stated reason for change was loan was locked due to an interest rate-dependent charge. However, the XXX and XXX Loan Estimates showed that the loan was already locked prior to XXX, and the lock expiration date noted on the XXX Loan Estimate was the same lock expiration date as disclosed on the  XXX  and XXX Loan Estimates. The XXX COC does not accurately address the reason for the COC as it relates to the XXX LE changes. As a result, the loan still does not pass the TRID reimbursement amount test.This loan failed TRID zero fee tolerance.  Lender Credit decreased on XXX without a valid Change of Circumstance results in the below TRID tolerance violation. This loan failed the lender credits that cannot decrease test. ( 12 CFR 1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specificand non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits($1,321.00).This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $580.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $1,901.00. Need PCCD, along with cure check, LOE and POD reflecting the total cure amount of $1901.00 for increases in appraisal fees and origination charges without a valid change of circumstance.
COMMENTS: received lock confirmation that support adjustment in pricing after initial lock	1) The loan contains errors within one or more TRID disclosure. The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.

									2) Missing the following Federal and/or State specific disclosures: NJ Mortgage Broker Agreement.	Compensating Factors: 1. 36.39% DTI, 6.61% less than program guideline maximum DTI of 43.00% 2. 739 FICO Scores, 59 points greater than program guideline minimum FICO scores of 680 3. Owner of the same business for 10 years 4. No public records	9/17/2019	Primary Residence	NJ	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG3	EG1
05/12/2022	22NQM2 - 539	XXX	XXX	XXX	1) This loan failed TRID zero fee tolerance. Lender Credit was reduced on Loan Estimate dated XXX and balance removed on Loan Estimate dated XXX all without a Valid Change of Circumstance results in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2This loan failed the lender credits that cannot decrease test. ( 12 CFR 1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specificand non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits($4,800.00).
COMMENTS: //UPDATE 09/19/2019: Received valid XXX & XXX COC's.	1) Client approved exception for program requirement of at least 3 tradelines rated at minimum 12 months with 2 active within 12 months of the credit date. Borrower has a VOM and two active revolving accounts rated 11 and 7 months' and 2 closed accounts.Compensating Factors:1. 717 credit score; 17 point above minimum credit score of 700 as required by guidelines2. 38.757% LTV; 51.243% below 90% maximum3. Mortgage history is 0x30 for 12 months 4. No public records5. Borrower has been self-employed for the last 18.5 years6. DTI ratio of 16.409%; 26.591% less than 43% maximum
									COMMENTS: Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. 717 credit score; 17 point above minimum credit score of 700 as required by guidelines 2. 38.757% LTV; 51.243% below 90% maximum 3. Mortgage history is 0x30 for 12 months 4. No public records 5. Borrower has been self-employed for the last 18.5 years 6. DTI ratio of 16.409%; 26.591% less than 43% maximum	9/17/2019	Primary Residence	FL	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
05/12/2022	22NQM2 - 540	XXX	XXX	XXX	1) This loan failed TRID zero fee tolerance. Lender credits decreased on Loan Estimate dated XXX without a Valid Change of Circumstance results in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specific andnon-specific lender credits ($1,487.82) does not exceed or equal the comparable sum of specific and non-specific lender credits($1,623.00). Total amount $135.18.
COMMENTS: //UPDATE 09/26/2019: Received XXX COC.

2) Missing evidence of the gift funds transfer of $XXX from donor to Title/Escrow at closing.  Subject to re-calculation of reserves upon receipt.
COMMENTS: wire transfer received

3) Subject is a non-arms length transaction per appraisal. Borrower is the tenant of the property being purchased.  Missing 2nd appraisal as required by guidelines  //  UPDATED 9/24/2019: contractual agreement between tenant and landlord is the business relationship.  Missing 2nd appraisal.
COMMENTS: Meets XXX - No NOD on title. Need 2nd appraisal./// Client exception provided	1) The loan contains errors within one or more TRID disclosure. The Closing Disclosure dated XXX is Missing All of the Seller Paid fees reflected on the Sellers Closing Disclosure in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.

2) Missing the following Federal and/or State specific disclosures:  IL Loan Brokerage Agreement and IL Loan Brokerage Disclosure Statement.

3) Seller Approved Exception: Allow use of XXX statements instead of traditional bank statements. Borrower is the sole proprietor, who sells memorabilia and toys, and is paid via XXX through sales on XXX Compensating Factors1. Owner of the same business for the past 15 years2. 7 months reserves, 4 months greater than program guideline 3 months reserves requirement3. 43.86% DTI, 6.14% less than program guideline maximum DTI of 50.00%4. No public records5. 669 FICO scores, 29 points greater than program guideline minimum FICO scores of 640
COMMENTS: Seller granted exception with compensating factors

									4) Client approved exception in the loan file. Client approved exception for Non-arms length transaction missing 2nd full appraisal vs program requirement for a full 2nd appraisal required on Non-arms length transaction. Compensating Factors1. Owner of the same business for the past 15 years2. 7 months reserves, 4 months greater than program guideline 3 months reserves requirement3. 43.86% DTI, 6.14% less than program guideline maximum DTI of 50.00%4. No public records5. 669 FICO scores, 29 points greater than program guideline minimum FICO scores of 640	Compensating Factors 1. Owner of the same business for the past 15 years 2. 7 months reserves, 4 months greater than program guideline 3 months reserves requirement 3. 43.86% DTI, 6.14% less than program guideline maximum DTI of 50.00% 4. No public records 5. 669 FICO scores, 29 points greater than program guideline minimum FICO scores of 640	9/19/2019	Primary Residence	IL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 541	XXX	XXX	XXX	1) This loan failed TRID zero fee tolerance. Points added on Loan Estimate dated XXX without a Valid Change of Circumstance results in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,572.39.
COMMENTS: //UPDATE 09/24/2019: Received XXX COC indicating broker compensation changed. Client notes indicated interest rate was reduced from 7.385% to 7.26%.

2) Missing verification of mortgage history for  property  located at XXX not to exceed 1X30 in the past 12 months. The mortgage statement indicates that the non-borrowing spouse is the lien holder. \\\Update 9/20/2019 The mortgage history with XXX provided  reflects 2x30 in the past 12 months which exceeds the maximum 1x30x12 allowed by the lender guidelines. The pay history reflects the borrower was 30 days late in XXX and  XXX. Missing documentation to support the borrower's current 12 month housing history, if borrower is responsible for mortgage history provided then exceeds housing history guidelines.

3) Missing final signed HUD proof of sale for departing residence located at XXX. Loan is subject to recalculation. \\\\Update 9/20/2019 The borrower's reserves are sufficient to meet guideline requirement if borrower has retained property.

4) Missing Lock Confirmation to verify terms of subject transaction.

5) The recalculated income of $8,347.73 resulted in a DTI of 51.20% which exceeded the loan program guideline maximum DTI of 50.00%. The lender understated the monthly HOA dues by $307.67 and did not included a revolving account from XXX account ending in 0LOC with a balance of $3,955.00 and monthly payment of $88.00 as well as a revolving account with XXX account ending in XXX with a balance of $105.00 and monthly payment of $25.00. In addition, the Lender overstated the borrower's total deposits on the August 2018 statement from XXX account ending in XXX by $XXX. The XXX statement reflected total deposits of $XXX.	1) The loan contains errors within one or more TRID disclosure. Lender under disclosed ETIA/non-escrow collection on Final CD dated XXX. Total ETIA total should be $926.34 not $618.67. Hazard Insurance premium of $1,370.00 monthly is $114.17. For Taxes, used Tax Information Sheet, shows annual Property tax amount of $5,054.04 monthly $421.17, HOA is 391.00 monthly based on the appraisal in file. Adding these amounts equals $926.34. NEED PCCD correcting ETIA and non-escrow property costs in year 1, along with letter of explanation and proof of method of delivery to borrower.
COMMENTS: Received PCCD dated XXX correcting the ETIA/ non escrow property costs in year 1 along with LOE and POD	1) The Seller Paid fees on the Closing Disclosure in file dated 09/09/2019 do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.

									2) Client exception approved provided. Client exception provided as recalculated DTI is 51.20% vs program maximum of 50.00%Compensating Factors:1. 7 months reserves, 4 months greater than program guideline 3 months reserves requirement2. Owner of the same business for 9 years3. No public records4. 686 Fico is 6 points greater than program requirement of 680	Compensating Factors: 1. 7 months reserves, 4 months greater than program guideline 3 months reserves requirement 2. Owner of the same business for 9 years 3. No public records 4. 686 Fico is 6 points greater than program requirement of 680	9/18/2019	Primary Residence	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 542	XXX	XXX	XXX						Compensating Factors: 1. 721 credit score; 21 point above minimum credit score of 700 as required by guidelines 2. Mortgage history is 0x30 for 12 months 3. No public records 4. Borrower has been self-employed for the last 12 years 5. DTI ratio of 40.04%; 9.96% less than 50% maximum	9/12/2019	Investment Property	NJ	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
05/12/2022	22NQM2 - 543	XXX	XXX	XXX	1) The loan contains errors within one or more TRID disclosure. On CD issued XXX, under the Estimated Taxes, Insurance and Assessments section on page one, This estimate includes, Other is missing a description of the other assessments that are also included in escrow. Need Post Consummation CD with a description of the other assessments that are also included in escrow and explanation letter to borrower with proof of method of delivery of all to borrower.

2) The loan contains errors within one or more TRID disclosure. Need Post Consummation Closing Disclosure correcting the fees.  Closing Disclosure in file dated XXX reflects Title Fees Paid to XXX and listed in Section C and need to be moved to Section B per the Service Providers List.

3) Seller Approved Exception: Allow funds for closing costs paid from borrowers business account vs program guideline requirement that business funds must be transferred to borrowers personal accountCompensating Factors:1. 795 credit score; 155 points greater than 640 program minimum2. 21 months reserves; 18 months greater than3 months program minimum3. 31.16% DTI; 11.84% less than 43.00% program minimum4. Borrower has been self-employed/Owner of the same business for 32 years
									COMMENTS: Client exception approval granted with compensating factors	Compensating Factors: 1. 795 credit score; 155 points greater than 640 program minimum 2. 21 months reserves; 18 months greater than3 months program minimum 3. 31.16% DTI; 11.84% less than 43.00% program minimum 4. Borrower has been self-employed/Owner of the same business for 32 years	9/24/2019	Primary Residence	DE	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 544	XXX	XXX	XXX	1) Missing Appraiser's E&O Insurance for appraiser XXX

2) Missing documentation to evidence that the borrower's is the sole owner of a XXX account ending in XXX and XXX. A transfer of $XXX on XXX from XXX business account ending in XXX to a XXX account ending in XXX and a transfer of $XXX on XXX from XXX business account ending in XXX to a XXX account ending in XXX. Loan is subject to assets and reserves recalculation	1) This loan failed TRID 10% fee tolerance. This loan failed the charges that in total cannot increase more than 10% test. (12 CFR 1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to 1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($180.00) due to the Recording Fee exceed the comparable charges ($120.00) by more than 10%.
COMMENTS: //UPDATE 09/27/2019: Received PCCD, reimbursement check, borrower letter, and proof of delivery.	1) The loan contains errors within one or more TRID disclosure. The Closing Disclosure dated XXX is Missing All of the Seller Paid fees reflected on the Sellers Closing Disclosure in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.

2) Missing the following Federal and/or State specific disclosures:  IL Civil Union Addendum to Uniform Residential Loan Application completed with boxes marked and signed by borrower, IL Loan Brokerage Agreement, and IL Loan Brokerage Disclosure Statement.

									3) Client approved exception to allow down payment coming from the borrower's business account vs program requirement that if funds in a business bank or brokerage account must be transferred to the borrower's personal account. Compensating Factors:1. 35.07% DTI, 14.93% less than program guideline maximum DTI of 50.00%2. 9 months reserves, 6 months greater than program guideline 3 months reserves requirement 3. 684 FICO Scores, 24 points greater than program guideline minimum FICO scores of 660	Compensating Factors: 1. 35.07% DTI, 14.93% less than program guideline maximum DTI of 50.00% 2. 9 months reserves, 6 months greater than program guideline 3 months reserves requirement 3. 684 FICO Scores, 24 points greater than program guideline minimum FICO scores of 660	9/21/2019	Primary Residence	IL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG3	EG1
05/12/2022	22NQM2 - 545	XXX	XXX	XXX	1) Missing a signed letter of explanation and source for the large deposit of $XXX into the borrower's personal account with XXX ending in XXX on XXX.
COMMENTS: deducted large deposit from assets - still sufficient - reserves met.

2) Lender to provide evidence of monthly obligations for taxes, hazard insurance and HOA dues (if applicable), for the property located at XXX

							3) Missing copy of Note and final signed closing disclosure for the purchase of the borrower's primary residence on XXX and located at XXX		1) Seller Approved Exception: Borrower's company, XXX was formed 17 months ago (XXX) vs program requirement that the borrower must have been continually self employed for two yearsCompensating Factors:1. 38.04% DTI, 11.96% less than program guideline maximum DTI of 50.00%2. 31 months reserves, 28 months greater than program guideline 3 months reserves requirement3. 746 FICO Scores, 26 points greater than program guideline minimum FICO scores of 7204. No public records	Compensating Factors: 1. 38.04% DTI, 11.96% less than program guideline maximum DTI of 50.00% 2. 31 months reserves, 28 months greater than program guideline 3 months reserves requirement 3. 746 FICO Scores, 26 points greater than program guideline minimum FICO scores of 720 4. No public records	9/19/2019	Investment Property	FL	XXX	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
05/12/2022	22NQM2 - 546	XXX	XXX	XXX	1) Finance Charges are understated. The Collateral Desktop Analysis reflects payable to Lender in Section "A" with no proof in file that fee is a pass through fee for Lender resulting in the below TILA Finance Charge Violation.Federal TILAThis loan failed the TILA finance charge test.(12 CFR 1026.18(d)(1), transferred from 12 CFR 226.18(d)(1))The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $100.00. Total Under Disclosed amount is -$150.00.
COMMENTS: Received attestation that CDA fee was paid through fee and not retained by the lender. cleared

							2) Missing Rate Lock Confirmation.			Compensating Factors: 1. 701 credit score; 1 point above minimum credit score of 700 as required by guidelines 2. No public records 3. Borrower has been self-employed for the last 2 years 4. DTI ratio of 14.451%; 28.549% less than 43% maximum	9/25/2019	Primary Residence	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
05/12/2022	22NQM2 - 547	XXX	XXX	XXX	1) Missing Rate Lock Confirmation

2) Missing documentation to evidence the borrower has reserves in the amount of $XXX to meet the guideline reserve requirement (subject 3 months + 1 investment property).  //  UPDATE 9/30/2019 Received one month statement XXX XXX ending balance $5497.47 dated to XXX - missing 2nd concurrent month.  Updated reserves value $XXX and does not meet minimum requirement of $XXX.

3) Missing the most recent 12 months bank statements for the borrower to support the income used to qualify. File contains statements for XXX XXX XXX only. Subject to recalculation of the debt to income ratios. // UPDATED 9/30/2019: Only one statement from XXX XXX has been received (statement dated to XXX). Missing balance of statements from this account. Subject to re-calculation of income upon receipt. // UPDATED 10/1/2019: Missing eleven months bank statements from XXX XXX in order to calculate the qualifying income. Only one month of online statements from XXX XXX have been provided (HAVE XXX only).	1) The loan contains errors within one or more TRID disclosure. The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: //UPDATE 10/01/2019: Received PCCD, Seller CD, borrower letter, and proof of delivery.

2) The loan contains errors within one or more TRID disclosure.  Lender over disclosed ETIA/Escrow collection on Final CD dated XXX. Total ETIA and monthly escrow totals should be $1,335.53 not $1,369.06. Hazard Insurance premium of $4,343.89monthly is $361.99.  For Taxes, used Tax Certificate, shows annual Property tax amount of $10,057.40  monthly $838.12. HOA is $1,625.00-monthly $135.42, adding these monthly amounts equals $1,335.53. NEED PCCD correcting escrows/ETIA, along with letter of explanation and proof of method of delivery to borrower.
								COMMENTS: //UPDATE 10/03/2019: Received PCCD, Seller CD, borrower letter, and proof of delivery.		Compensating Factors 1. 685 FICO and is 5 points greater than minimum of 680 required by the guidelines 2. No public records 3. 0x30 housing history for the past 12 months 4. The borrower has been in the same line of business for 15 years	9/26/2019	Primary Residence	TX	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 548	XXX	XXX	XXX	1) The loan file is missing 11 months rental rating for the borrowers current residence located at XXX//Updated 09252019 Letter of explanation indicates the borrower was renting XXX prior to this purchase. Missing 11 month rental rating from landlord.

2) Missing the12 month  mortgage history XXX for the borrower's property located at XXX in XXX. Maximum 1x30.//Updated 09252019 Statements copies and credit report provided were for XXX of which the file already contains a 23 month rating on the credit report.  Missing a 12 month rating for XXX.  ///  UPDATE 9/27/2019: XXX report shows property acquired XXX with 1st mortgage in the amount of $XXX.  Missing most recent 12 month payment history or proof this mortgage was fully paid prior to XXX.
COMMENTS: Received letter from note holder reflecting all payment made on time	1) The loan contains errors within one or more TRID disclosure. The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.

									2) Missing the following Federal and/or State specific disclosures: Loan Options Disclosure/Anti-Steering Options Disclosure.	Compensating Factors: 1. 661 FICO Scores, 21 points greater than program guideline minimum FICO scores of 640 2. 45.15% DTI, 4.85% less than program guideline maximum DTI of 50.00% 3. Excellent mortgage payment history since inception on 09/2017 4. No public records	9/20/2019	Primary Residence	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 549	XXX	XXX	XXX	1) Missing Condo Budget, Condo Insurance, and evidence of Condo maintenance fees. 2) Missing evidence of rent paid for the months of XXX for property located at XXX 3) Missing Lock Confirmation	1) The loan contains errors within one or more TRID disclosure. The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.

2) Missing the following Federal and/or State specific disclosures:  IL Loan Brokerage Agreement and IL Loan Brokerage Disclosure Statement.

3) Seller Approved Exception: Excluded XXX Auto Loan payment of $1,955.00 per month on borrower's credit report with 10 months' evidence borrower's business has been paying the loan (due to the fact that its inception date was also 10 months ago in XXX) vs program requirement of a full most recent 12 months' evidence of third party paying a debt to exclude from DTICompensating Factors:1. 23 months reserves, 20 months greater than program guideline 3 months reserves requirement2. 80.00% LTV, 5% less than program guideline maximum LTV of 85.00%3. 651 FICO Scores, 11 points greater than program guideline minimum FICO scores of 6404. Borrower has been self employed as a XXX for the past 6 years
									COMMENTS: Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. 23 months reserves, 20 months greater than program guideline 3 months reserves requirement 2. 80.00% LTV, 5% less than program guideline maximum LTV of 85.00% 3. 651 FICO Scores, 11 points greater than program guideline minimum FICO scores of 640 4. Borrower has been self employed as a xxx for the past 6 years	9/23/2019	Primary Residence	IL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG3	EG1
05/12/2022	22NQM2 - 550	XXX	XXX	XXX	1) Missing Rate Lock Confirmation /// UPDATED 10/1/2019: Received lock confirmation for 7/1 ARM product that does not reflect the Margin. Missing corrected Lock confirmation.

2) Missing a signed letter of explanation and the source of the following large deposit into borrower's XXX account ending in XXX on 07/18/2019 in the amount of XXX. The loan is subject to income and assets recalculation  /// UPDATED 10/1/2019: Deducted large deposit from qualifying income results in increased DTI to 52.33% and exceeds 50.00% guideline maximum.
COMMENTS: recalculated worksheet completed	1) The loan contains errors within one or more TRID disclosure. Lender over disclosed ETIA/ non-escrow collection on Final CD dated XXX. Total ETIA and monthly non-escrow totals should be $1057.31 not $1067.84. Hazard Insurance premium of $379.92 monthly is $31.66. For Taxes, used Tax Information Sheet, shows annual Property tax amount of $5786.16 monthly $482.18, Adding these three monthly amounts equals $1057.31. NEED PCCD correcting non-escrow property costs in year 1/ETIA, along with letter of explanation and proof of delivery to borrower.
COMMENTS: //UPDATE 10/04/2019: Received PCCD, Seller CD, borrower letter, and proof of delivery.	1) Missing the following required Federal and/or State Disclosures: Missing the Anti Steering Option Disclosure.

2) Missing the following required Federal and/or State Disclosures: Missing the Illinois Loan Brokerage agreement and Broker Disclosure statement.

3) Client Approved Exception: Approved exception in the file to allow funds for the down payment ($XXX) and closing costs to come  from the borrower's business account (borrower has no personal bank account) vs the program requirement that if funds in a business bank or brokerage account have not been transferred to the borrower's personal accounts, such funds may not be included in Down Payment and Closing CostsCompensating Factors:1. 36.24% DTI, 13.76% less than program guideline maximum DTI of 50.00%2. 709 FICO scores, 69 points greater than program guideline minimum FICO scores of 6403. Owner of the same business for the past 4 years4. No public records

4) Client Approved Exception: Approved exception in file to allow the collection account with XXX for $XXX (child support) and a charge off from XXX #XXX for $2,912.00 (Auto) to remain open vs program requirement that all non-medical collection accounts and charge-offs exceeding $1,000.00 which are not in dispute (except collection accounts and charge offs no longer enforceable due to applicable state statute of limitations), must be paid in full prior to or at the time of a loan's funding by originating lenderCompensating Factors:1. 36.24% DTI, 13.76% less than program guideline maximum DTI of 50.00%2. 709 FICO scores, 69 points greater than program guideline minimum FICO scores of 6403. Owner of the same business for the past 4 years4. No public records

									5) Client Approved Exception: Approved exception as the borrower paid 6 months past due child support up front. All past due payments were made at the same time with 6 separate receipts vs program requirement history 6 monthly payments of child support per bottom of approved revision #2Compensating Factors:1. 36.24% DTI, 13.76% less than program guideline maximum DTI of 50.00%2. 709 FICO scores, 69 points greater than program guideline minimum FICO scores of 6403. Owner of the same business for the past 4 years4. No public records	Compensating Factors: 1. 36.24% DTI, 13.76% less than program guideline maximum DTI of 50.00% 2. 709 FICO scores, 69 points greater than program guideline minimum FICO scores of 640 3. Owner of the same business for the past 4 years 4. No public records	9/26/2019	Primary Residence	IL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 551	XXX	XXX	XXX	1) This loan failed TRID zero fee tolerance. Points increased on Closing Disclosure dated XXX without a Valid Change of Circumstance results in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $737.50.This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $50.00, is notsufficient to reimburse the consumer the amount by which the tolerances were exceeded, $737.50.
COMMENTS: //UPDATE 10/07/2019: Received XXX COC.

2) Loan approval is subject to satisfactory appraisal review.  Subject to further underwriting.  Additional conditions may apply.Missing required appraisal CDA.

3) Location map with subject and comparable is missing from the file.

4) Appraisal requires a sketch of the subject property.

5) Missing Required 4506-T
COMMENTS: no tax returns used. W2 and paystubs only	1) //UPDATE 10/07/2019: Received PCCD with re-opened rescission, borrower letter, and proof of delivery. Condition will be cleared once confirmation obtained that the new rescission period ended without incident.This loan failed the TILA Right of Rescission test. The funding date is before the third business day following consummation. The rescission "midnight of" date was XXX and according to CD dated XXX the loan funded XXX. The Interest from and Disbursement dates are XXX resulting in the below TILA Violation. Need Post Consummation CD reflecting accurate Interest From and Disbursement dates with explanation letter to borrower and proof of method of delivery to borrower.
COMMENTS: //UPDATE 10/22/2019: Past XXX. Also received another PCCD with borrower letter, proof of delivery, and reimbursement for finance charge $50.00 per borrower cover letter. The XXX $50.00 reimbursement for lender credit on final CD can be seen on the final Alta settlement statement and was alread applied to the transaction - applied to TRID zero fee violation (see EID# 3320).

2) Added 10/07/2019: TILA Post-Consummation Revised Closing Disclosure Lending Policies This loan failed the TILA foreclosure rescission finance charge test. (12 CFR 1026.23(h), transferred from 12 CFR 226.23(h))The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate for purposes of rescission because it is understated by more than $35.Resulting variance was $50.00. Added as a result of condition review of Conditions #XXX and #XXX.
								COMMENTS: //UPDATE 10/22/2019: Received PCCD with reimbursement check, borrower letter, and proof of delivery. NOTE: There is a $50.00 lender credit noted on the final Alta settlement statement dated XXX. The reimbursement check was applied to the finance charge reimbursement per borrower letter.		Compensating Factors: 1. 797 credit score; 77 points above minimum credit score of 720 as required by guidelines 2. 68.75% LTV; 6.25% below 75% maximum 3. Mortgage history is 0x30 for 12 months 4. No public records 5. Borrower has been employed for the last 22 years 6. DTI ratio of 45.01%; 4.99% less than 50% maximum	10/2/2019	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG3	EG1
05/12/2022	22NQM2 - 552	XXX	XXX	XXX	1) This loan failed TRID zero fee tolerance. Lender Credit was removed on Closing Disclosure dated XXX without a Valid Change of Circumstance results in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the lender credits that cannot decrease test. ( 12 CFR 1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specificand non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits($385.00).
COMMENTS: Received CoC fo rXXX reflecting change in pricing and removal of lender credit. Retested in CE and passes	1) This loan failed TRID zero fee tolerance. There is a $200.00 invoice in file for 1004d completion report paid by the borrower on XXX. However, the disbursement was not disclosed on the XXX final closing disclosure. Need post consummation closing disclosure with borrower letter and proof of delivery, adding the $200.00 1004d appraisal fee. Note: The addition of the fee will cause a $200.00 TRID failure.
COMMENTS: //UPDATE 10/02/2019: Received PCCD, reimbursement check, borrower letter, and proof of delivery.	1) Seller Approved Exception: Use of funds for reserves (not for income) from un-sourced deposits from business account on XXX of $XXX and XXX of XXX dollars vs program requirement that all large deposits must be documented from an acceptable sourceCompensating Factors:1. 777 FICO scores, 97 points greater than program guideline minimum FICO scores of 6802. Owner of the same business for the past 8 years3. No public records4. 5 months reserves, 2 months greater than program guideline 3 months reserves requirement
COMMENTS: client exception approval with compensating factors

									2) The loan contains errors within one or more TRID disclosure: The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.	Compensating Factors: 1. 777 FICO scores, 97 points greater than program guideline minimum FICO scores of 680 2. Owner of the same business for the past 8 years 3. No public records 4. 5 months reserves, 2 months greater than program guideline 3 months reserves requirement	9/27/2019	Primary Residence	AZ	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 553	XXX	XXX	XXX					1) The loan contains errors within one or more TRID disclosure. On CD issued XXX, under the Estimated Taxes, Insurance and Assessments section on page one, This estimate includes, Other is missing a description of the other assessments that are also included in escrow. Need Post Consummation CD with a description of the other assessments that are also included in escrow and explanation letter to borrower with proof of method of delivery of all to borrower.	Compensating Factors: 1. 16.030% DTI, 26.97% less than program guideline maximum DTI of 43.00% 2. 773 FICO scores, 93 points less than program guideline minimum FICO scores of 680 3. 39 months reserves, 35 months greater than program guideline 4 months reserves requirement (3 months for subject and 1 month for investment)	10/4/2019	Primary Residence	PA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 554	XXX	XXX	XXX					1) The loan contains errors within one or more TRID disclosure. Need Post Consummation Closing Disclosure correcting the fees. Closing Disclosure in file dated XXX reflects Title Fees Paid to XXX and listed in Section C and need to be moved to Section B per the Service Providers List.	Compensating Factors 1. 722 FICO is 42 Points greater than the minimum of 680 required by the lender guidelines 2. 0x30 housing history for 12 months 3.44.44% LTV; 45.56% less than 90.00% program maximum	9/25/2019	Primary Residence	IL	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 555	XXX	XXX	XXX	1) This loan failed TRID zero fee tolerance. Lender Credit was removed on Loan Estimate dated XXX without a Valid Change of Circumstance results in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the lender credits that cannot decrease test. ( 12 CFR 1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specificand non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits($432.00).
COMMENTS: //UPDATE 10/02/2019: Received XXX rate lock and COC.

2) Missing Rate Lock Confirmation

3) Missing Condo Budget, Condo Insurance, and evidence of Condo maintenance fees. // UPDATED 10/2/2019:  Received copy of master insurance policy only.. Per HOA questionnaire, a copy of the HOA annual budget and most recent HOA yearend financial statement are required - still need./// Update 10/4/2019 The HOA questionnaire is requiring that the annual budget and HOA year end  financial statement be provided.

4) Missing required signed 4506-T from both borrowers'	1) Missing appraisal invoice to confirm Appraisal Fee of $575.00 as reflected on Final Closing Disclosure dated XXX.
COMMENTS: //UPDATE 10/11/2019: Received PCCD, borrower letter, and proof of delivery. The final Alta Settlement Statement showed that the appraisal fee was paid POC, so no additional evidence of borrower reimbursement needed.	1) The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX . Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.

2) Missing the following Federal and/or State specific disclosures:   NC Fee Information From your Mortgage Broker for your Mortgage Loan a/k/a Mortgage Broker Application Disclosure.

									3) Seller Approved Exception: Loan Amount is $XXX vs program minimum requirement of $XXX Compensating Factors:1. 28.47% DTI, 14.53% less than program guideline maximum DTI of 43.00%2. 314 months reserves, 311 months greater than program guideline 3 months reserves requirement3. 60.00% LTV, 30% less than program guideline maximum DTI of 90.00%	Compensating Factors: 1. 28.47% DTI, 14.53% less than program guideline maximum DTI of 43.00% 2. 314 months reserves, 311 months greater than program guideline 3 months reserves requirement 3. 60.00% LTV, 30% less than program guideline maximum DTI of 90.00%	9/28/2019	Primary Residence	NC	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG3	EG1
05/12/2022	22NQM2 - 556	XXX	XXX	XXX	1) Missing Rate Lock Confirmation

2) Missing CPA letter regarding use of business assets for earnest money deposit and closing costs in XXX Business Checking Acct XXX and the impact, if any, it would have on the borrower's business.
COMMENTS: Guideline amendment XXX

3) Missing a copy of the borrower's foreign  passport as required by the guidelines. The 1003 loan application indicates the borrower is not a US citizen or a permanent residence alien.
COMMENTS: VISA E2 expiration date XXX	1) Missing the following Federal and/or State specific disclosures: Loan Options Disclosure/Anti-Steering Options Disclosure.

									2) The loan contains errors within one or more TRID disclosure: The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.	Compensating Factors: 1. 32.98% DTI, 10.02% less than program guideline maximum DTI of 43.00% 2. Owner of the same business for 4 years 3. 5 months reserves, 2 months greater than program guideline 3 months reserves requirement	9/27/2019	Primary Residence	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
05/12/2022	22NQM2 - 557	XXX	XXX	XXX	1) Missing Rate Lock Confirmation

2) Missing the rental rating for the borrower's current residence for XXX. Maximum 1x30. Missing documentation to evidence the XXX and XXX rental payments did not exceed the guideline maximum of 1x30 for 12 months.	1) Exhibit "A" attached to the Mortgage in file dated XXX does not match the legal description reflected on the preliminary title report. Need a copy of Mortgage inclusive of correct Legal Description.
								COMMENTS: //UPDATE 10/08/2019: Received recorded mortgage with legal description and riders.	1) The loan contains errors within one or more TRID disclosure. The Closing Disclosure (CD) in file dated XXX is missing all of the Seller Paid fees according to the Seller's Closing Disclosure in file. Need Post Consummation Closing Disclosure with letter to borrower and proof of method of delivery reflecting all Seller Paid fees in Seller-Paid column of Borrower's CD.	Compensating Factors: 1. 793 FICO scores, 113 points greater than program guideline minimum FICO scores of 680 2. Owner of the same business for the past 34 years 3. 39.01% DTI, 3.99% less than program guideline maximum DTI of 43.00%	10/2/2019	Primary Residence	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1